MET INVESTORS SERIES TRUST

                       Lord Abbett Mid Cap Value Portfolio

                      SUPPLEMENT DATED FEBRUARY 17, 2009 TO
              STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 28, 2008

     This Supplement is made as of February 17, 2009 to the Statement of Additional Information ("SAI") of Met Investors Series Trust (the "Trust") dated April 28, 2008.

     The disclosure in Appendix C to the Trust's SAI regarding the other accounts managed by the Lord Abbett Mid Cap Value Portfolio's portfolio managers is replaced in its entirety with the following:

Other Accounts Managed

------------------------- -------------------------------------------------------------- -----------------------------------
                                             Other Accounts Managed                        Accounts with respect to which
                                                                                          the advisory fee is based on the
                                                                                             performance of the account
------------------------- -------------------------------------------------------------- -----------------------------------
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
Name of Portfolio            Category of Account       Number of      Total Assets in        Number of       Total Assets
Manager                                               Accounts in       Accounts in         Accounts in     in Accounts in
                                                       Category          Category            Category          Category
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
Robert P. Fetch*          Registered Investment           12         $7,250.8 million            0                N/A
                          Companies
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
                          Other Pooled Investment          3          $313.4 million             0                N/A
                          Vehicles
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
                          Other Accounts                  700        $1,902.1 million            3          $411.0 million
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
Jeff Diamond*             Registered Investment            8         $4,113.0 million            0                N/A
                          Companies
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
                          Other Pooled Investment          0                N/A                  0                N/A
                          Vehicles
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
                          Other Accounts                  962         $470.7 million             0                N/A
------------------------- -------------------------- -------------- -------------------- ------------------ ----------------
* The amounts shown are as of December 31, 2008.

         The disclosure in Appendix C to the Trust's SAI regarding the ownership of securities by the Lord Abbett Mid Cap Value Portfolio's portfolio managers is replaced in its entirety with the following:

Ownership of Securities

-------------------- ---------- ---------- -------------- -------------- -------------- --------------- --------------
 Portfolio Manager     None     $1-$10,000 $10,001-$50,000$50,001-$100,00$100,001-$500,0$500,001-$1,000,000 Over
                                                                                                         $1,000,000
-------------------- ---------- ---------- -------------- -------------- -------------- --------------- --------------
-------------------- ---------- ---------- -------------- -------------- -------------- --------------- --------------
Robert P. Fetch          X
-------------------- ---------- ---------- -------------- -------------- -------------- --------------- --------------
-------------------- ---------- ---------- -------------- -------------- -------------- --------------- --------------
Jeff Diamond             X
-------------------- ---------- ---------- -------------- -------------- -------------- --------------- --------------